Supplementary Cash Flow Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Supplementary cash flow information:
Cash paid for interest	$ 345,892,000	$ 341,496,000
Cash paid for income taxes, net of tax refund	502,163,000	372,711,000
Tax Benefit From Stock Options Exercised 1	8,469,000	13,859,000
Supplemental disclosures of cash flow information, details for acquisitions:
Acquisition purchase price allocation assets acquired	(465,121,000)	(159,535,000)
Acquisition purchase price allocation liabilities assumed	67,378,000	35,233,000
Noncontrolling interest subject to put provisions	43,897,000	8,358,000
Noncontrolling interest	15,119,000	956,000
Acquisition purchase price allocation notes payable and long term debt	79,993,000	49,324,000
Cash paid	258,734,000	65,664,000
Less cash acquired	15,377,000	3,316,000
Net cash paid for acquisitions	(243,357,000)	(62,348,000)
Cash Paid For Investments	(133,844,000)	(78,372,000)
Cash paid for intangible assets	(9,767,000)	(24,974,000)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	$ (386,968,000)	$ (165,694,000)